Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 230,059	$ 212,478
Land use right	2,324,996	2,147,318
Less: accumulated amortization	(316,849)	(254,993)
Intangible assets, net	$ 2,238,206	$ 2,104,803